COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2020
COMMITMENTS AND CONTINGENCIES
Summary of minimum annual rental commitments under non-cancelable operating leases

The minimum annual rental commitments under non-cancelable operating leases as of December 31, 2020 are due as follows (in thousands):

Year Ended
2021	$6,484
2022	5,971
2023	4,455
2024	3,834
2025	3,491
Thereafter	5,094
$29,329